Notes Related to the Consolidated Statement of Income (Loss) - Summary of Depreciation and Amortization Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization expense	€ 789	€ 530	€ 425
Clinical studies [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization expense	192	169	252
Other research and development expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization expense	68	94	26
Research and development expenses [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization expense	260	263	277
General and administrative expense [member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation and amortization expense	€ 529	€ 266	€ 148